Furniture, Fixture and Equipment - Additional Information (Detail) (USD $)	Dec. 31, 2014
Minimum [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 30,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 50,000,000